Financial assets and liabilities (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Accounts payable	R$ 530,772	R$ 566,867
Current	185,318	353,998
Non-current	R$ 345,454	212,869
IPEMED [Member]
IfrsStatementLineItems [Line Items]
Interest rate	CDI
Accounts payable		12,805
Uni Redentor [Member]
IfrsStatementLineItems [Line Items]
Interest rate	CDI
Accounts payable		27,155
Uni SL [Member]
IfrsStatementLineItems [Line Items]
Interest rate	CDI
Accounts payable		15,064
FCMPB [Member]
IfrsStatementLineItems [Line Items]
Interest rate	CDI
Accounts payable		63,168
Unigranrio [Member]
IfrsStatementLineItems [Line Items]
Interest rate	CDI
Accounts payable	R$ 90,543	156,235
Del Rey [Member]
IfrsStatementLineItems [Line Items]
Interest rate	Selic
Accounts payable	R$ 125,276	256,488
Medical Harbour [Member]
IfrsStatementLineItems [Line Items]
Accounts payable		3,000
Shosp [Member]
IfrsStatementLineItems [Line Items]
Accounts payable	454	454
Alem Da Medicina [Member]
IfrsStatementLineItems [Line Items]
Accounts payable	9,600	18,325
Cardi Papers [Member]
IfrsStatementLineItems [Line Items]
Accounts payable	R$ 10,013	14,173
Unidom [Member]
IfrsStatementLineItems [Line Items]
Interest rate	CDI
Accounts payable	R$ 294,886